SHARE BASED COMPENSATION	6 Months Ended
Sep. 30, 2025
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

NOTE 10 – SHARE BASED COMPENSATION

2020 Equity incentive plan

In February 2022, the Company adopted the 2020 Equity incentive plan which allows the Company to offer incentive awards to employee, directors and consultants (collectively, “the Participants”). Under the 2020 Equity incentive plan, the Company may issue incentive awards to the Participants to purchase no more than 3,500,000 ordinary shares with no restrictive legend affixed.

Share-based compensation expense of $20,833 was immediately recognized in general and administrative expenses for the six months ended September 30, 2025 with no vesting conditions. No share-based compensation expense was recognized in general and administrative expenses for the six months ended September 30, 2024.